Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables.
Schedule of trade and other receivables

	2021	2020	2019
	€	€	€
Trade receivables	5,000	5,000	—
Deposits and prepayments	639,225	9,380	—
Accrued income	23,082	—	—
VAT recoverable	1,538,322	308,871	94,255
Receivables from Payment Service Providers	10,116,182	1,861,147	905,816
Gaming tax receivable	800,582	—	-
Other receivables	828,349	493,880	602,981
	13,950,742	2,678,278	1,603,052

Schedule of other receivables

	2021	2020	2019
	€	€	€
Refundable deposits of license requirements	400,000	400,000	400,045
Sundry receivables	428,349	93,880	202,936
	828,349	493,880	602,981